Loans and advances to customers (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and advances to customers [Abstract]
Working capital		R$ 52,700,584	R$ 60,390,890
Personal credit	[1]	60,570,146	56,255,740
Housing loans		59,963,375	60,458,038
Financing and export		38,272,982	41,983,307
Onlending BNDES/Finame		30,655,666	35,816,560
Credit card		37,568,984	37,407,733
Vehicle loans		24,741,298	23,699,948
Rural loans		13,642,478	14,422,799
Import		5,318,042	7,140,346
Overdraft for corporates		6,587,239	8,583,285
Receivable insurance premiums		4,301,472	5,517,932
Overdraft for individuals		3,582,020	4,209,637
Leasing		2,249,859	2,738,611
Other		33,659,520	33,459,047
Total Portfolio		373,813,665	392,083,873
Impairment of loans and advances		(27,055,566)	(24,780,839)	R$ (25,455,204)
Total of net loans and advances to customers	[2]	R$ 346,758,099	R$ 367,303,034

[1]	Includes in 2017 R$ 43,968,511 thousand related to payroll loans (2016 - R$ 38,804,196 thousand).
[2]	Amounts of loans and receivables are presented net of the provision for impairment losses.